4. CONVERTIBLE NOTES AND NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Original principal	$ 8,515,098
Current principal	6,634,206	$ 5,048,594
Current discount	24,435	41,044
Carrying Amount	6,609,771	5,007,550
Notes payable related party, net current	2,485,973	3,680,448
Notes payable related party, net	0	0
Notes payable current	3,955,464	639,812
Notes payable	$ 168,334	$ 687,290
Note Payable 1 [Member]
Date of Issuance	Dec. 12, 2006	Dec. 12, 2006
Maturity date	Jan. 05, 2013	Jan. 05, 2013
Interest rate	6.25%	6.25%
Original principal	$ 58,670	$ 58,670
Current principal	9,379	12,272
Current discount	0	0
Carrying Amount	9,379	12,272
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	9,379	12,272
Notes payable	$ 0	$ 0
Note Payable 2 [Member]
Date of Issuance	Dec. 01, 2007	Dec. 01, 2007
Maturity date	Sep. 01, 2015	Sep. 01, 2015
Interest rate	7.00%	7.00%
Original principal	$ 125,000	$ 125,000
Current principal	85,821	85,821
Current discount	0	0
Carrying Amount	85,821	85,821
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	85,821	85,821
Notes payable	$ 0	$ 0
Note Payable 3 [Member]
Date of Issuance	Sep. 25, 2009	Sep. 25, 2009
Maturity date	Oct. 25, 2011	Oct. 25, 2011
Interest rate	5.00%	5.00%
Original principal	$ 50,000	$ 50,000
Current principal	50,000	50,000
Current discount	0	0
Carrying Amount	50,000	50,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	50,000	50,000
Notes payable	$ 0	$ 0
Note Payable 4 [Member]
Date of Issuance	Dec. 23, 2009	Dec. 23, 2009
Maturity date	Dec. 23, 2014	Dec. 23, 2014
Interest rate	7.00%	7.00%
Original principal	$ 100,000	$ 100,000
Current principal	94,480	94,480
Current discount	0	0
Carrying Amount	94,480	94,480
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	94,480	94,480
Notes payable	$ 0	$ 0
Note Payable 5 [Member]
Date of Issuance	Dec. 23, 2009	Dec. 23, 2009
Maturity date	Dec. 23, 2014	Dec. 23, 2014
Interest rate	7.00%	7.00%
Original principal	$ 25,000	$ 25,000
Current principal	23,619	23,619
Current discount	0	0
Carrying Amount	23,619	23,619
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	23,619	23,619
Notes payable	$ 0	$ 0
Note Payable 6 [Member]
Date of Issuance	Dec. 23, 2009	Dec. 23, 2009
Maturity date	Dec. 23, 2014	Dec. 23, 2014
Interest rate	7.00%	7.00%
Original principal	$ 25,000	$ 25,000
Current principal	23,620	23,620
Current discount	0	0
Carrying Amount	23,620	23,620
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	23,620	23,620
Notes payable	$ 0	$ 0
Note Payable 7 [Member]
Date of Issuance		Feb. 03, 2012
Maturity date		Dec. 31, 2018
Interest rate		10.00%
Original principal		$ 1,000,000
Current principal		1,000,000
Current discount		0
Carrying Amount		1,000,000
Notes payable related party, net current		1,000,000
Notes payable related party, net		0
Notes payable current		0
Notes payable		$ 0
Note Payable 8 [Member]
Date of Issuance	Feb. 10, 2018
Maturity date	Dec. 31, 2018
Interest rate	10.00%
Original principal	$ 1,000,000
Current principal	1,000,000
Current discount	0
Carrying Amount	1,000,000
Notes payable related party, net	0
Notes payable current	1,000,000
Notes payable	$ 0
Note Payable 9 [Member]
Date of Issuance	Aug. 15, 2013	Aug. 15, 2013
Maturity date	Oct. 31, 2023	Oct. 31, 2023
Interest rate	10.00%	10.00%
Original principal	$ 525,000	$ 525,000
Current principal	158,334	158,334
Current discount	0	0
Carrying Amount	158,334	158,334
Notes payable related party, net current	0	0
Notes payable related party, net	0
Notes payable current	0	0
Notes payable	$ 158,334	$ 158,334
Note Payable 10 [Member]
Date of Issuance	Dec. 31, 2013	Dec. 31, 2013
Maturity date	Dec. 31, 2015	Dec. 31, 2015
Interest rate	8.00%	8.00%
Original principal	$ 290,000	$ 290,000
Current principal	130,000	130,000
Current discount	0	0
Carrying Amount	130,000	130,000
Notes payable related party, net current	0	130,000
Notes payable related party, net	0	0
Notes payable current	130,000	0
Notes payable	$ 0	$ 0
Note Payable 11 [Member]
Date of Issuance	Apr. 01, 2014	Apr. 01, 2014
Maturity date	Dec. 31, 2018	Dec. 31, 2018
Interest rate	10.00%	10.00%
Original principal	$ 2,265,000	$ 2,265,000
Current principal	1,102,500	1,137,500
Current discount	0	0
Carrying Amount	1,102,500	1,137,500
Notes payable related party, net current	1,102,500	1,137,500
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 12 [Member]
Date of Issuance	Dec. 22, 2014	Dec. 22, 2014
Maturity date	Mar. 31, 2015	Mar. 31, 2015
Interest rate	22.00%	22.00%
Original principal	$ 200,000	$ 200,000
Current principal	200,000	200,000
Current discount	0	0
Carrying Amount	200,000	200,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	200,000	200,000
Notes payable	$ 0	$ 0
Note Payable 13 [Member]
Date of Issuance	Dec. 26, 2014	Dec. 26, 2014
Maturity date	Dec. 26, 2015	Dec. 26, 2015
Interest rate	22.00%	22.00%
Original principal	$ 100,000	$ 100,000
Current principal	100,000	100,000
Current discount	0	0
Carrying Amount	100,000	100,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	100,000	100,000
Notes payable	$ 0	$ 0
Note Payable 14 [Member]
Date of Issuance	Mar. 12, 2015	Mar. 12, 2015
Interest rate	6.00%	6.00%
Original principal	$ 394,380	$ 394,380
Current principal	394,380	394,380
Current discount	0	0
Carrying Amount	394,380	394,380
Notes payable related party, net current	394,380	394,380
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 15 [Member]
Date of Issuance	Apr. 07, 2015	Apr. 07, 2015
Maturity date	Apr. 07, 2019	Apr. 07, 2018
Interest rate	10.00%	10.00%
Original principal	$ 50,000	$ 50,000
Current principal	50,000	50,000
Current discount	0	0
Carrying Amount	50,000	50,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	50,000	$ 50,000
Notes payable	$ 0
Note Payable 16 [Member]
Date of Issuance	Nov. 23, 2015	Nov. 23, 2015
Interest rate	6.00%	6.00%
Original principal	$ 50,000	$ 50,000
Current principal	50,000	50,000
Current discount	0	0
Carrying Amount	50,000	50,000
Notes payable related party, net current	50,000	50,000
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 17 [Member]
Date of Issuance	Feb. 25, 2016	Feb. 25, 2016
Interest rate	6.00%	6.00%
Original principal	$ 50,000	$ 50,000
Current principal	50,000	50,000
Current discount	0	0
Carrying Amount	50,000	50,000
Notes payable related party, net current	50,000	50,000
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 18 [Member]
Date of Issuance	May 20, 2016	May 20, 2016
Interest rate	6.00%	6.00%
Original principal	$ 50,000	$ 50,000
Current principal	50,000	50,000
Current discount	0	0
Carrying Amount	50,000	50,000
Notes payable related party, net current	50,000	50,000
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 19 [Member]
Date of Issuance	Oct. 20, 2016	Oct. 20, 2016
Interest rate	6.00%	6.00%
Original principal	$ 50,000	$ 50,000
Current principal	12,500	12,500
Current discount	0	0
Carrying Amount	12,500	12,500
Notes payable related party, net current	12,500	12,500
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 20 [Member]
Date of Issuance	Oct. 20, 2016	Oct. 20, 2016
Interest rate	6.00%	6.00%
Original principal	$ 12,500	$ 12,500
Current principal	12,500	12,500
Current discount	0	0
Carrying Amount	12,500	12,500
Notes payable related party, net current	12,500	12,500
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 21 [Member]
Date of Issuance	Dec. 21, 2016	Dec. 21, 2016
Interest rate	6.00%	6.00%
Original principal	$ 25,000	$ 25,000
Current principal	25,000	25,000
Current discount	0	0
Carrying Amount	25,000	25,000
Notes payable related party, net current	25,000	25,000
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 22 [Member]
Date of Issuance	Mar. 09, 2017	Mar. 09, 2017
Interest rate	10.00%	10.00%
Original principal	$ 200,000	$ 200,000
Current principal	177,000	177,000
Current discount	0	0
Carrying Amount	177,000	177,000
Notes payable related party, net current	177,000	177,000
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 23 [Member]
Date of Issuance	Jul. 13, 2017	Jul. 13, 2017
Maturity date	Jul. 13, 2019	Jul. 13, 2019
Interest rate	6.00%	6.00%
Original principal	$ 25,000	$ 25,000
Current principal	25,000	25,000
Current discount	0	0
Carrying Amount	25,000	25,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	25,000	0
Notes payable	$ 0	$ 25,000
Note Payable 24 [Member]
Date of Issuance	Jul. 18, 2017	Jul. 18, 2017
Maturity date	Jul. 18, 2019	Jul. 18, 2019
Interest rate	6.00%	6.00%
Original principal	$ 25,000	$ 25,000
Current principal	25,000	25,000
Current discount	0	0
Carrying Amount	25,000	25,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	25,000	0
Notes payable	$ 0	$ 25,000
Note Payable 25 [Member]
Date of Issuance	Jul. 26, 2017	Jul. 26, 2017
Maturity date	Jul. 26, 2019	Jul. 26, 2019
Interest rate	6.00%	6.00%
Original principal	$ 15,000	$ 15,000
Current principal	15,000	15,000
Current discount	0	0
Carrying Amount	15,000	15,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	15,000	0
Notes payable	$ 0	$ 15,000
Note Payable 26 [Member]
Date of Issuance	Jul. 27, 2017	Jul. 27, 2017
Maturity date	Jul. 27, 2019	Jul. 27, 2019
Interest rate	6.00%	6.00%
Original principal	$ 15,000	$ 15,000
Current principal	15,000	15,000
Current discount	0	0
Carrying Amount	15,000	15,000
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	15,000	0
Notes payable	$ 0	$ 15,000
Note Payable 27 [Member]
Date of Issuance	Dec. 20, 2017	Dec. 20, 2017
Interest rate	10.00%	10.00%
Original principal	$ 979,156	$ 490,000
Current principal	979,156	490,000
Current discount	24,435	41,044
Carrying Amount	954,721	448,956
Notes payable related party, net current	0	0
Notes payable related party, net	0	0
Notes payable current	954,721	0
Notes payable	$ 0	$ 448,956
Note Payable 28 [Member]
Date of Issuance	Nov. 06, 2017	Nov. 06, 2017
Maturity date	Dec. 31, 2018
Interest rate	10.00%	10.00%
Original principal	$ 646,568	$ 646,568
Current principal	612,093	641,568
Current discount	0	0
Carrying Amount	612,093	641,568
Notes payable related party, net current	612,093	641,568
Notes payable related party, net	0	0
Notes payable current	0	0
Notes payable	$ 0	$ 0
Note Payable 29 [Member]
Date of Issuance	Feb. 19, 2018
Interest rate	18.00%
Original principal	$ 629,451
Current principal	629,451
Current discount	0
Carrying Amount	629,451
Notes payable related party, net current	0
Notes payable related party, net	0
Notes payable current	629,451
Notes payable	$ 0
Note Payable 30 [Member]
Date of Issuance	Sep. 19, 2018
Maturity date	Sep. 28, 2021
Interest rate	6.00%
Original principal	$ 10,000
Current principal	10,000
Current discount	0
Carrying Amount	10,000
Notes payable related party, net current	0
Notes payable related party, net	0
Notes payable current	0
Notes payable	$ 10,000
Note Payable 31 [Member]
Date of Issuance	Dec. 14, 2018
Maturity date	Dec. 22, 2018
Interest rate	24.00%
Original principal	$ 524,373
Current principal	524,373
Current discount	0
Carrying Amount	524,373
Notes payable related party, net current	0
Notes payable related party, net	0
Notes payable current	524,373
Notes payable	$ 0